UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series Emerging Markets Debt Local Currency Fund Fidelity® Series Emerging Markets Debt Local Currency Fund : FSEDX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$453,868,409
Number of Holdings	243
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.4
AAA - 2.0
AA - 5.0
A - 3.4
BBB - 16.9
BB - 10.5
Not Rated - 49.8
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 85.0
Corporate Bonds - 2.6
U.S. Treasury Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.4
Indonesia - 9.8
Malaysia - 9.4
Mexico - 8.6
Brazil - 7.6
South Africa - 6.8
India - 6.6
Thailand - 4.9
China - 4.8
Others - 29.1

TOP HOLDINGS (% of Fund's net assets)
Indonesia Government	9.8
Malaysia Government	9.4
United Mexican States	8.6
South African Republic	6.8
Republic of India	6.6
Kingdom of Thailand	4.9
Peoples Republic of China	4.8
Republic of Poland	4.8
Czech Republic	4.4
Brazilian Federative Republic	4.0
64.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916196.101    6287-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series Emerging Markets Debt Fund Fidelity® Series Emerging Markets Debt Fund : FEDCX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,458,939,256
Number of Holdings	486
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.1
AA - 8.4
A - 3.5
BBB - 19.5
BB - 23.9
B - 18.6
CCC,CC,C - 12.7
D - 0.2
Not Rated - 3.6
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 57.4
Corporate Bonds - 31.3
U.S. Treasury Obligations - 3.1
Preferred Securities - 1.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 9.5
Mexico - 7.6
Colombia - 4.4
Brazil - 4.3
Saudi Arabia - 4.2
United Arab Emirates - 3.9
Chile - 3.9
Turkey - 3.6
Dominican Republic - 3.2
Others - 55.4

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.2
Turkish Republic	3.1
Dominican Republic	3.1
Argentine Republic	2.9
Arab Republic of Egypt	2.7
Colombian Republic	2.6
Republic of Nigeria	2.5
Oman Sultanate	2.1
United Mexican States	2.0
Indonesia Government	1.8
26.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916144.101    2295-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA Series A6 (Cost $2,019,834)	339,300	2,147,674

Foreign Government and Government Agency Obligations - 57.4%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (b)	EUR	1,505,000	1,773,923
ANGOLA - 1.7%
Angola Republic 8% 11/26/2029 (c)		4,890,000	4,425,450
Angola Republic 8.25% 5/9/2028 (c)		5,065,000	4,782,626
Angola Republic 8.75% 4/14/2032 (c)		5,075,000	4,474,881
Angola Republic 9.125% 11/26/2049 (c)		3,555,000	2,755,125
Angola Republic 9.375% 5/8/2048 (c)		3,740,000	2,963,950
Angola Republic 9.5% 11/12/2025 (c)		5,565,000	5,578,913
TOTAL ANGOLA			24,980,945
ARGENTINA - 2.9%
Argentine Republic 0.75% 7/9/2030 (d)		18,576,476	14,723,715
Argentine Republic 1% 7/9/2029		4,467,405	3,726,374
Argentine Republic 4.125% 7/9/2035 (d)		23,313,027	15,643,041
Argentine Republic 5% 1/9/2038 (d)		12,581,997	8,939,509
TOTAL ARGENTINA			43,032,639
ARMENIA - 0.4%
Republic of Armenia 3.6% 2/2/2031 (c)		3,805,000	3,286,569
Republic of Armenia 6.75% 3/12/2035 (c)		2,780,000	2,701,826
TOTAL ARMENIA			5,988,395
BAHRAIN - 0.3%
Bahrain Kingdom 5.625% 5/18/2034 (c)		3,055,000	2,777,453
Bahrain Kingdom 7.5% 2/12/2036 (c)		1,195,000	1,223,680
TOTAL BAHRAIN			4,001,133
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (c)		3,010,000	2,836,925
Republic of Benin 8.375% 1/23/2041 (c)		1,070,000	1,026,130
TOTAL BENIN			3,863,055
BERMUDA - 0.3%
Bermuda 3.375% 8/20/2050 (c)		965,000	635,935
Bermuda 3.717% 1/25/2027 (c)		620,000	611,853
Bermuda 4.75% 2/15/2029 (c)		2,270,000	2,277,922
Bermuda 5% 7/15/2032 (c)		1,005,000	985,212
TOTAL BERMUDA			4,510,922
BRAZIL - 1.6%
Brazil Notas do Tesouro Nacional Serie B 4.75% 1/14/2050		7,800,000	5,474,820
Brazil Notas do Tesouro Nacional Serie B 5% 1/27/2045		3,440,000	2,614,400
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		1,880,000	1,864,020
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		2,080,000	2,221,960
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		1,995,000	1,906,223
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		5,204,000	5,916,948
Brazilian Federative Republic 10% 1/1/2027	BRL	22,435,000	3,917,174
TOTAL BRAZIL			23,915,545
CHILE - 1.4%
Chilean Republic 2.45% 1/31/2031		7,745,000	6,916,285
Chilean Republic 3.1% 1/22/2061		7,500,000	4,548,750
Chilean Republic 3.5% 1/31/2034		1,775,000	1,593,950
Chilean Republic 4% 1/31/2052		3,825,000	2,952,900
Chilean Republic 4.34% 3/7/2042		1,410,000	1,220,355
Chilean Republic 5.33% 1/5/2054		2,835,000	2,664,900
TOTAL CHILE			19,897,140
COLOMBIA - 2.6%
Colombian Republic 3% 1/30/2030		5,600,000	4,832,800
Colombian Republic 3.125% 4/15/2031		6,050,000	4,974,613
Colombian Republic 3.875% 2/15/2061		1,490,000	783,143
Colombian Republic 4.125% 5/15/2051		3,120,000	1,780,615
Colombian Republic 5% 6/15/2045		11,700,000	7,885,800
Colombian Republic 5.2% 5/15/2049		5,390,000	3,605,910
Colombian Republic 6.125% 1/18/2041		1,475,000	1,200,650
Colombian Republic 7.375% 4/25/2030		1,485,000	1,536,233
Colombian Republic 7.375% 9/18/2037		845,000	806,182
Colombian Republic 7.5% 2/2/2034		1,110,000	1,104,727
Colombian Republic 7.75% 11/7/2036		2,390,000	2,340,408
Colombian Republic 8% 4/20/2033		1,720,000	1,779,340
Colombian Republic 8.5% 4/25/2035		3,475,000	3,612,263
Colombian Republic 8.75% 11/14/2053		1,690,000	1,676,903
TOTAL COLOMBIA			37,919,587
COSTA RICA - 0.9%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (c)		2,865,000	2,562,026
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (c)		2,415,000	2,485,035
Republic of Costa Rica Ministry of Finance 6.55% 4/3/2034 (c)		2,335,000	2,426,065
Republic of Costa Rica Ministry of Finance 7% 4/4/2044 (c)		1,965,000	2,008,721
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (c)		3,295,000	3,411,479
TOTAL COSTA RICA			12,893,326
COTE D'IVOIRE - 0.9%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (c)		3,675,000	3,341,972
Republic of Cote d'Ivoire 6.375% 3/3/2028 (c)		2,623,000	2,618,095
Republic of Cote d'Ivoire 7.625% 1/30/2033 (c)		4,230,000	4,171,838
Republic of Cote d'Ivoire 8.075% 4/1/2036 (c)		1,700,000	1,636,674
Republic of Cote d'Ivoire 8.25% 1/30/2037 (c)		1,805,000	1,731,681
TOTAL COTE D'IVOIRE			13,500,260
DOMINICAN REPUBLIC - 3.1%
Dominican Republic 4.5% 1/30/2030 (c)		5,960,000	5,662,000
Dominican Republic 4.875% 9/23/2032 (c)		6,360,000	5,867,100
Dominican Republic 5.3% 1/21/2041 (c)		2,450,000	2,106,388
Dominican Republic 5.875% 1/30/2060 (c)		5,790,000	4,868,666
Dominican Republic 5.95% 1/25/2027 (c)		4,186,000	4,223,674
Dominican Republic 6% 7/19/2028 (c)		2,999,000	3,046,984
Dominican Republic 6.6% 6/1/2036 (c)		1,358,000	1,369,542
Dominican Republic 6.85% 1/27/2045 (c)		4,046,000	4,009,586
Dominican Republic 7.05% 2/3/2031 (c)		3,670,000	3,846,894
Dominican Republic 7.15% 2/24/2055 (c)		2,245,000	2,248,368
Dominican Republic 7.45% 4/30/2044 (c)		6,031,000	6,320,488
TOTAL DOMINICAN REPUBLIC			43,569,690
ECUADOR - 1.7%
Republic of Ecuador 5% 7/31/2040 (c)(d)		2,800,000	1,759,100
Republic of Ecuador 5.5% 7/31/2035 (c)(d)		19,765,000	14,359,273
Republic of Ecuador 6.9% 7/31/2030 (c)(d)		10,406,894	9,022,777
TOTAL ECUADOR			25,141,150
EGYPT - 2.7%
Arab Republic of Egypt 5.875% 2/16/2031 (c)		2,625,000	2,312,756
Arab Republic of Egypt 7.0529% 1/15/2032 (c)		830,000	755,474
Arab Republic of Egypt 7.5% 1/31/2027 (c)		5,596,000	5,679,660
Arab Republic of Egypt 7.5% 2/16/2061 (c)		6,705,000	4,872,859
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		6,521,000	6,567,887
Arab Republic of Egypt 7.625% 5/29/2032 (c)		3,200,000	2,961,600
Arab Republic of Egypt 7.903% 2/21/2048 (c)		3,265,000	2,503,080
Arab Republic of Egypt 8.5% 1/31/2047 (c)		7,939,000	6,436,544
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		3,665,000	2,994,305
Arab Republic of Egypt 8.875% 5/29/2050 (c)		1,945,000	1,618,240
Arab Republic of Egypt 9.45% 2/4/2033 (c)		1,890,000	1,904,648
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (e)	EGP	39,800,000	724,496
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (e)	EGP	42,275,000	725,822
TOTAL EGYPT			40,057,371
EL SALVADOR - 0.9%
El Salvador Republic 0.25% 4/17/2030 (c)		1,765,000	32,873
El Salvador Republic 7.1246% 1/20/2050 (c)		3,292,000	2,752,935
El Salvador Republic 7.625% 2/1/2041 (c)		1,035,000	954,270
El Salvador Republic 7.65% 6/15/2035 (c)		5,940,000	5,766,255
El Salvador Republic 9.25% 4/17/2030 (c)		1,765,000	1,872,559
El Salvador Republic 9.65% 11/21/2054 (c)		1,035,000	1,071,225
TOTAL EL SALVADOR			12,450,117
GABON - 0.4%
Gabonese Republic 6.625% 2/6/2031 (c)		1,980,000	1,570,397
Gabonese Republic 7% 11/24/2031 (c)		4,490,000	3,558,325
TOTAL GABON			5,128,722
GEORGIA - 0.1%
Georgia Republic 2.75% 4/22/2026 (c)		2,135,000	2,079,290
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (c)(e)		694,751	577,685
Ghana Republic 0% 7/3/2026 (c)(e)		443,114	428,762
Ghana Republic 5% 7/3/2029 (c)(d)		5,278,064	4,928,393
Ghana Republic 5% 7/3/2035 (c)(d)		4,460,150	3,449,257
TOTAL GHANA			9,384,097
GUATEMALA - 1.0%
Republic of Guatemala 4.9% 6/1/2030 (c)		485,000	474,329
Republic of Guatemala 5.25% 8/10/2029 (c)		1,200,000	1,190,400
Republic of Guatemala 5.375% 4/24/2032 (c)		2,015,000	1,967,144
Republic of Guatemala 6.125% 6/1/2050 (c)		4,110,000	3,720,578
Republic of Guatemala 6.55% 2/6/2037 (c)		1,500,000	1,510,500
Republic of Guatemala 6.6% 6/13/2036 (c)		5,670,000	5,766,390
TOTAL GUATEMALA			14,629,341
HUNGARY - 1.5%
Hungary Government 2.125% 9/22/2031 (c)		2,950,000	2,446,332
Hungary Government 3.125% 9/21/2051 (c)		5,810,000	3,429,353
Hungary Government 5.25% 6/16/2029 (c)		1,585,000	1,596,888
Hungary Government 5.5% 3/26/2036 (c)		3,200,000	3,077,664
Hungary Government 5.5% 6/16/2034 (c)		2,890,000	2,831,478
Hungary Government 6.25% 9/22/2032 (c)		1,125,000	1,169,178
Hungary Government 6.75% 9/25/2052 (c)		3,800,000	3,867,374
Hungary Government 7% 10/24/2035	HUF	489,480,000	1,446,745
Hungary Government 7.625% 3/29/2041		1,655,000	1,860,518
TOTAL HUNGARY			21,725,530
INDONESIA - 1.8%
Indonesia Government 5.125% 1/15/2045 (c)		3,353,000	3,210,917
Indonesia Government 5.25% 1/17/2042 (c)		3,000,000	2,952,000
Indonesia Government 5.95% 1/8/2046 (c)		2,100,000	2,184,955
Indonesia Government 6.625% 2/17/2037 (c)		3,549,000	3,958,466
Indonesia Government 6.75% 1/15/2044 (c)		3,035,000	3,399,959
Indonesia Government 7.75% 1/17/2038 (c)		4,298,000	5,222,607
Indonesia Government 8.5% 10/12/2035 (c)		4,169,000	5,278,996
TOTAL INDONESIA			26,207,900
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,685,000	1,970,060
JORDAN - 0.7%
Jordan Government 5.85% 7/7/2030 (c)		2,325,000	2,226,188
Jordan Government 6.125% 1/29/2026 (c)		985,000	981,611
Jordan Government 7.375% 10/10/2047 (c)		2,480,000	2,194,800
Jordan Government 7.5% 1/13/2029 (c)		2,805,000	2,862,418
Jordan Government 7.75% 1/15/2028 (c)		1,725,000	1,777,785
TOTAL JORDAN			10,042,802
KENYA - 0.7%
Republic of Kenya 6.3% 1/23/2034 (c)		5,110,000	4,124,741
Republic of Kenya 7.25% 2/28/2028 (c)		570,000	556,462
Republic of Kenya 8% 5/22/2032 (c)		685,000	636,163
Republic of Kenya 9.5% 3/5/2036 (c)		490,000	459,742
Republic of Kenya 9.75% 2/16/2031 (c)		3,710,000	3,762,163
TOTAL KENYA			9,539,271
LEBANON - 0.4%
Lebanon Republic 5.8% (b)(f)		5,875,000	1,110,375
Lebanon Republic 6% (b)(f)		1,587,000	299,943
Lebanon Republic 6.1% (b)(f)		4,135,000	781,515
Lebanon Republic 6.2% (b)(f)		3,645,000	688,905
Lebanon Republic 6.375% (b)(f)		7,072,000	1,336,608
Lebanon Republic 8.25% (b)(f)		11,955,000	2,259,495
TOTAL LEBANON			6,476,841
MEXICO - 2.1%
United Mexican States 3.25% 4/16/2030		3,700,000	3,411,400
United Mexican States 3.771% 5/24/2061		3,135,000	1,846,515
United Mexican States 4.35% 1/15/2047		4,640,000	3,354,720
United Mexican States 4.75% 4/27/2032		970,000	923,439
United Mexican States 5.75% 10/12/2110		2,355,000	1,865,160
United Mexican States 6.05% 1/11/2040		10,222,000	9,740,135
United Mexican States 6.338% 5/4/2053		1,695,000	1,558,553
United Mexican States 6.35% 2/9/2035		2,485,000	2,540,913
United Mexican States 6.875% 5/13/2037		1,460,000	1,522,050
United Mexican States 7.375% 5/13/2055		2,540,000	2,628,900
United Mexican States 8% 11/7/2047	MXN	32,000,000	1,419,723
TOTAL MEXICO			30,811,508
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (c)		2,705,000	2,652,415
Mongolia Government 7.875% 6/5/2029 (c)		490,000	508,375
TOTAL MONGOLIA			3,160,790
MONTENEGRO - 0.5%
Republic of Montenegro 4.875% 4/1/2032 (c)	EUR	1,155,000	1,342,804
Republic of Montenegro 7.25% 3/12/2031 (c)		5,210,000	5,387,453
TOTAL MONTENEGRO			6,730,257
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (c)		2,740,000	2,883,001
NIGERIA - 2.5%
Republic of Nigeria 0% 10/7/2025 (e)	NGN	3,407,595,000	2,070,451
Republic of Nigeria 6.125% 9/28/2028 (c)		5,520,000	5,254,378
Republic of Nigeria 6.5% 11/28/2027 (c)		5,087,000	5,036,130
Republic of Nigeria 7.143% 2/23/2030 (c)		4,110,000	3,905,774
Republic of Nigeria 7.625% 11/21/2025 (c)		5,383,000	5,416,644
Republic of Nigeria 7.625% 11/28/2047 (c)		5,315,000	4,245,356
Republic of Nigeria 7.696% 2/23/2038 (c)		980,000	845,739
Republic of Nigeria 7.875% 2/16/2032 (c)		2,625,000	2,484,563
Republic of Nigeria 8.375% 3/24/2029 (c)		4,095,000	4,120,594
Republic of Nigeria 9.625% 6/9/2031 (c)		3,050,000	3,186,305
TOTAL NIGERIA			36,565,934
OMAN - 2.1%
Oman Sultanate 5.625% 1/17/2028 (c)		6,505,000	6,654,615
Oman Sultanate 6% 8/1/2029 (c)		3,625,000	3,793,563
Oman Sultanate 6.25% 1/25/2031 (c)		4,805,000	5,094,357
Oman Sultanate 6.5% 3/8/2047 (c)		6,690,000	6,770,280
Oman Sultanate 6.75% 1/17/2048 (c)		7,720,000	7,955,460
Oman Sultanate 7% 1/25/2051 (c)		490,000	519,400
TOTAL OMAN			30,787,675
PAKISTAN - 1.1%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		6,130,000	6,034,985
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		5,905,000	5,580,225
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		2,755,000	2,452,639
Islamic Republic of Pakistan 7.875% 3/31/2036 (c)		2,025,000	1,655,437
TOTAL PAKISTAN			15,723,286
PANAMA - 1.7%
Panamanian Republic 2.252% 9/29/2032		2,705,000	2,063,645
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,310,340
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,356,293
Panamanian Republic 3.87% 7/23/2060		3,880,000	2,211,600
Panamanian Republic 4.3% 4/29/2053		1,795,000	1,154,184
Panamanian Republic 4.5% 4/16/2050		4,575,000	3,079,250
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,621,700
Panamanian Republic 7.875% 3/1/2057		4,390,000	4,485,483
Panamanian Republic 8% 3/1/2038		1,880,000	2,011,599
TOTAL PANAMA			25,294,094
PARAGUAY - 0.7%
Republic of Paraguay 2.739% 1/29/2033 (c)		1,305,000	1,111,547
Republic of Paraguay 4.95% 4/28/2031 (c)		3,865,000	3,839,878
Republic of Paraguay 5.4% 3/30/2050 (c)		3,925,000	3,357,838
Republic of Paraguay 6% 2/9/2036 (c)		1,155,000	1,175,790
Republic of Paraguay 6.65% 3/4/2055 (c)		1,045,000	1,044,999
TOTAL PARAGUAY			10,530,052
PERU - 0.9%
Peruvian Republic 2.783% 1/23/2031		3,585,000	3,218,164
Peruvian Republic 3% 1/15/2034		5,225,000	4,391,613
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,258,494
TOTAL PERU			12,868,271
PHILIPPINES - 0.9%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,379,974
Philippine Republic 2.95% 5/5/2045		865,000	592,524
Philippine Republic 4.75% 3/5/2035		1,485,000	1,456,785
Philippine Republic 5% 7/17/2033		1,135,000	1,142,945
Philippine Republic 5.175% 9/5/2049		1,970,000	1,818,310
Philippine Republic 5.5% 1/17/2048		1,005,000	978,744
Philippine Republic 5.6% 5/14/2049		1,795,000	1,760,599
Philippine Republic 5.609% 4/13/2033		1,670,000	1,748,173
Philippine Republic 5.95% 10/13/2047		2,670,000	2,748,098
TOTAL PHILIPPINES			13,626,152
POLAND - 1.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		2,000,000	2,010,480
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		985,000	1,035,580
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		4,745,000	4,674,394
Republic of Poland 5.375% 2/12/2035		2,780,000	2,832,820
Republic of Poland 5.5% 3/18/2054		1,775,000	1,641,875
Republic of Poland 5.5% 4/4/2053		4,080,000	3,795,420
TOTAL POLAND			15,990,569
QATAR - 0.7%
State of Qatar 4.4% 4/16/2050 (c)		2,125,000	1,795,891
State of Qatar 4.817% 3/14/2049 (c)		4,124,000	3,696,135
State of Qatar 5.103% 4/23/2048 (c)		5,105,000	4,798,700
TOTAL QATAR			10,290,726
ROMANIA - 1.4%
Romanian Republic 3% 2/14/2031 (c)		5,296,000	4,525,433
Romanian Republic 3.625% 3/27/2032 (c)		2,618,000	2,244,123
Romanian Republic 4% 2/14/2051 (c)		6,255,000	3,920,150
Romanian Republic 6.85% 7/29/2030	RON	6,455,000	1,461,655
Romanian Republic 7.125% 1/17/2033 (c)		2,880,000	2,991,542
Romanian Republic 7.5% 2/10/2037 (c)		3,382,000	3,510,110
Romanian Republic 7.625% 1/17/2053 (c)		1,138,000	1,153,295
TOTAL ROMANIA			19,806,308
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (c)		3,195,000	2,715,750
SAUDI ARABIA - 1.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		4,030,000	3,373,876
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		2,775,000	1,711,842
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		3,755,000	2,553,400
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		3,471,000	2,852,745
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		2,055,000	1,593,920
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		3,040,000	2,527,942
TOTAL SAUDI ARABIA			14,613,725
SENEGAL - 0.3%
Republic of Senegal 6.25% 5/23/2033 (c)		2,505,000	1,630,755
Republic of Senegal 6.75% 3/13/2048 (c)		5,030,000	3,011,713
TOTAL SENEGAL			4,642,468
SERBIA - 0.8%
Republic of Serbia 2.125% 12/1/2030 (c)		3,540,000	2,984,331
Republic of Serbia 6% 6/12/2034 (c)		2,125,000	2,141,734
Republic of Serbia 6.25% 5/26/2028 (c)		865,000	893,113
Republic of Serbia 6.5% 9/26/2033 (c)		5,020,000	5,274,790
TOTAL SERBIA			11,293,968
SOUTH AFRICA - 1.2%
South African Republic 5% 10/12/2046		1,460,000	1,020,175
South African Republic 5.65% 9/27/2047		6,075,000	4,568,400
South African Republic 5.75% 9/30/2049		7,030,000	5,279,530
South African Republic 7.1% 11/19/2036 (c)		2,840,000	2,810,890
South African Republic 7.3% 4/20/2052		3,545,000	3,194,045
TOTAL SOUTH AFRICA			16,873,040
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(d)		3,176,603	2,828,781
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(d)		6,103,949	4,928,940
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(d)		5,217,007	4,249,904
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(d)		2,607,407	2,118,518
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(d)		2,786,947	1,901,046
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		2,785,081	2,609,621
TOTAL SRI LANKA			18,636,810
TURKEY - 3.1%
Turkish Republic 26.2% 10/5/2033	TRY	37,710,000	885,150
Turkish Republic 32.6% 2/10/2027	TRY	205,525,000	4,898,399
Turkish Republic 4.875% 4/16/2043		5,290,000	3,728,128
Turkish Republic 5.125% 2/17/2028		1,505,000	1,479,566
Turkish Republic 5.75% 5/11/2047		2,110,000	1,581,973
Turkish Republic 5.875% 6/26/2031		1,615,000	1,536,673
Turkish Republic 5.95% 1/15/2031		2,685,000	2,581,628
Turkish Republic 6% 1/14/2041		6,082,000	5,014,609
Turkish Republic 6.5% 1/3/2035		4,480,000	4,228,000
Turkish Republic 6.625% 2/17/2045		150,000	126,830
Turkish Republic 6.75% 5/30/2040		2,112,000	1,924,032
Turkish Republic 7.25% 5/29/2032		2,115,000	2,123,460
Turkish Republic 7.625% 5/15/2034		3,025,000	3,100,625
Turkish Republic 9.125% 7/13/2030		3,825,000	4,232,611
Turkish Republic 9.375% 1/19/2033		515,000	579,969
Turkish Republic 9.375% 3/14/2029		5,270,000	5,804,404
TOTAL TURKEY			43,826,057
UKRAINE - 1.3%
Ukraine Government 0% 2/1/2030 (c)(d)		1,029,342	492,272
Ukraine Government 0% 2/1/2034 (c)(d)		3,846,504	1,473,211
Ukraine Government 0% 2/1/2035 (c)(d)		3,810,568	1,785,609
Ukraine Government 0% 2/1/2036 (c)(d)		2,708,807	1,266,367
Ukraine Government 0% 8/1/2041 (c)(g)		2,230,000	1,594,450
Ukraine Government 1.75% 2/1/2029 (c)(d)		5,423,626	3,342,310
Ukraine Government 1.75% 2/1/2034 (c)(d)		12,856,568	6,621,133
Ukraine Government 1.75% 2/1/2035 (c)(d)		3,491,888	1,773,879
Ukraine Government 1.75% 2/1/2036 (c)(d)		2,466,802	1,224,150
TOTAL UKRAINE			19,573,381
UNITED ARAB EMIRATES - 1.1%
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		13,102,000	8,883,156
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		1,720,000	1,321,820
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		2,370,000	2,352,225
Emirate of Dubai 3.9% 9/9/2050 (b)		4,165,000	2,940,365
TOTAL UNITED ARAB EMIRATES			15,497,566
URUGUAY - 0.6%
Uruguay Republic 5.1% 6/18/2050		6,360,000	5,863,920
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,842,720
Uruguay Republic 8.25% 5/21/2031	UYU	62,000,000	1,516,190
TOTAL URUGUAY			9,222,830
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (c)		1,095,000	973,181
Republic of Uzbekistan 3.9% 10/19/2031 (c)		2,880,000	2,531,520
Republic of Uzbekistan 5.375% 2/20/2029 (c)		1,145,000	1,123,245
TOTAL UZBEKISTAN			4,627,946
VENEZUELA - 0.6%
Venezuela Republic 11.95% (b)(f)		17,015,000	3,207,328
Venezuela Republic 12.75% (b)(f)		3,625,000	661,562
Venezuela Republic 9.25% (f)		27,915,000	5,583,000
TOTAL VENEZUELA			9,451,890
ZAMBIA - 0.4%
Republic of Zambia 0.5% 12/31/2053 (c)		5,990,236	4,058,385
Republic of Zambia 5.75% 6/30/2033 (c)(d)		1,838,828	1,687,125
TOTAL ZAMBIA			5,745,510
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $874,246,918)			836,468,616

Non-Convertible Corporate Bonds - 31.3%
		Principal Amount (a)	Value ($)
AZERBAIJAN - 0.7%
Energy - 0.7%
Energy Equipment & Services - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		7,646,000	7,722,995
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (b)		2,010,000	2,106,319

TOTAL AZERBAIJAN			9,829,314
BAHRAIN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		6,889,000	7,034,840
Bapco Energies BSC Closed 8.375% 11/7/2028 (c)		1,470,000	1,552,188

TOTAL BAHRAIN			8,587,028
BRAZIL - 2.5%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
NBM US Holdings Inc 6.625% 8/6/2029 (c)		2,270,000	2,278,376
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (c)		1,295,000	1,145,661
TOTAL CONSUMER STAPLES			3,424,037

Energy - 0.4%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		2,547,333	2,711,383
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		3,461,833	2,748,695
TOTAL ENERGY			5,460,078

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		2,695,000	2,798,596
Industrials - 0.2%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (c)(h)		1,035,000	1,046,281
Passenger Airlines - 0.2%
Azul Secured Finance LLP 11.5% (f)		2,465,160	49,303
Azul Secured Finance LLP 11.93% (f)		3,645,668	838,504
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3099% pay-in-kind (c)(f)(g)(i)		1,127,474	1,398,068
			2,285,875
TOTAL INDUSTRIALS			3,332,156

Materials - 1.3%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		1,495,000	943,345
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		2,170,000	1,713,866
Braskem Netherlands Finance BV 8% 10/15/2034 (c)		1,345,000	1,072,503
			3,729,714
Metals & Mining - 0.9%
CSN Inova Ventures 6.75% 1/28/2028 (c)		1,250,000	1,181,650
CSN Resources SA 5.875% 4/8/2032 (c)		2,115,000	1,738,530
CSN Resources SA 8.875% 12/5/2030 (c)		1,630,000	1,604,735
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(g)		5,451,029	5,345,415
Usiminas International Sarl 7.5% 1/27/2032 (c)		2,100,000	2,142,382
			12,012,712
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		1,970,000	2,066,038
TOTAL MATERIALS			17,808,464

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (c)		3,015,000	3,191,287
TOTAL BRAZIL			36,014,618
CHILE - 2.2%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 4.375% 4/15/2029 (c)		933,000	830,370
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		3,749,000	3,547,491
			4,377,861
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		1,215,000	1,227,150
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		1,885,000	1,935,066
			3,162,216
Materials - 1.6%
Metals & Mining - 1.5%
Antofagasta PLC 2.375% 10/14/2030 (c)		3,865,000	3,372,986
Antofagasta PLC 5.625% 5/13/2032 (c)		1,390,000	1,417,800
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		2,000,000	1,857,000
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		1,645,000	1,526,252
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (c)		1,865,000	1,131,682
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		3,765,000	2,531,586
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (c)		1,970,000	1,529,508
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		1,575,000	1,526,175
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		955,000	972,905
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		1,730,000	1,692,546
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		1,860,000	1,940,910
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (c)		1,905,000	1,950,720
			21,450,070
Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)		1,330,000	1,354,738
TOTAL MATERIALS			22,804,808

Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		1,104,581	1,106,238
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		967,200	1,005,887
			2,112,125
TOTAL CHILE			32,457,010
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (c)		1,590,000	1,016,408
Prosus NV 4.027% 8/3/2050 (c)		650,000	433,263
Prosus NV 4.193% 1/19/2032 (c)		3,505,000	3,272,794
			4,722,465
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (c)		1,700,000	1,700,463
TOTAL CHINA			6,422,928
COLOMBIA - 1.8%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Ecopetrol SA 8.375% 1/19/2036		4,725,000	4,551,356
Ecopetrol SA 8.875% 1/13/2033		5,635,000	5,804,051
Geopark Ltd 5.5% 1/17/2027 (c)		2,685,000	2,569,196
Geopark Ltd 8.75% 1/31/2030 (c)		2,545,000	2,230,056
			15,154,659
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (c)		3,465,000	3,525,617
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		5,545,000	4,947,194
Termocandelaria Power SA 7.75% 9/17/2031 (c)		2,475,000	2,522,148
			7,469,342
TOTAL COLOMBIA			26,149,618
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		2,305,000	2,300,721
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		2,280,000	2,428,428
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (c)		2,685,000	2,689,001
CZECH REPUBLIC - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Czechoslovak Group AS 5.25% 1/10/2031 (c)(h)	EUR	670,000	801,312
Czechoslovak Group AS 6.5% 1/10/2031 (c)(h)		1,010,000	1,018,206
			1,819,518
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energo-Pro AS 11% 11/2/2028 (c)		1,700,000	1,816,348
TOTAL CZECH REPUBLIC			3,635,866
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		1,825,000	1,892,854
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (c)		2,290,000	2,055,275
GHANA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		875,000	721,000
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		7,075,000	5,235,500
Tullow Oil PLC 10.25% 5/15/2026 (c)		3,550,000	3,070,750

TOTAL GHANA			9,027,250
GUATEMALA - 0.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (c)		3,975,000	3,705,972
Millicom International Cellular SA 4.5% 4/27/2031 (c)		2,050,000	1,866,013
Millicom International Cellular SA 7.375% 4/2/2032 (c)		1,650,000	1,687,599
			7,259,584
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		2,970,000	2,900,383
TOTAL GUATEMALA			10,159,967
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		1,070,000	1,090,737
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (b)		1,280,000	1,325,600
MVM Energetika Zrt 7.5% 6/9/2028 (b)		330,000	347,438
			1,673,038
TOTAL HUNGARY			2,763,775
INDIA - 0.3%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (c)		1,365,000	1,378,650
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (c)		3,545,000	3,513,893
TOTAL INDIA			4,892,543
INDONESIA - 1.0%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		3,730,000	3,691,171
Pertamina Persero PT 4.175% 1/21/2050 (c)		2,985,000	2,218,788
			5,909,959
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		1,225,000	1,224,633
Freeport Indonesia PT 5.315% 4/14/2032 (c)		2,085,000	2,084,239
Freeport Indonesia PT 6.2% 4/14/2052 (c)		1,420,000	1,388,490
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		2,955,000	3,010,406
			7,707,768
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		1,140,000	1,145,699
TOTAL INDONESIA			14,763,426
ISRAEL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(c)		3,470,000	3,424,717
Leviathan Bond Ltd 6.5% 6/30/2027 (b)(c)		2,590,000	2,568,083
Leviathan Bond Ltd 6.75% 6/30/2030 (b)(c)		1,220,000	1,200,480

TOTAL ISRAEL			7,193,280
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		1,300,000	1,311,374
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		2,010,000	1,734,891
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		1,010,000	869,166
KazMunayGas National Co JSC 6.375% 10/24/2048 (c)		1,400,000	1,286,166
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		2,570,000	2,266,740

TOTAL KAZAKHSTAN			6,156,963
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (c)(h)		1,685,000	1,679,102
MALAYSIA - 0.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		3,610,000	3,239,975
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		5,315,000	3,466,177
Petronas Capital Ltd 3.5% 4/21/2030 (c)		1,730,000	1,662,115
			5,128,292
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		3,090,000	3,048,903
TOTAL MALAYSIA			11,417,170
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (c)		2,870,000	2,898,700
MEXICO - 4.6%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (b)(f)		10,535,000	3,792,600
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (c)		2,835,000	2,675,531
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Petroleos Mexicanos 6.5% 3/13/2027		1,725,000	1,712,924
Petroleos Mexicanos 6.5% 6/2/2041		2,587,000	1,907,913
Petroleos Mexicanos 6.625% 6/15/2035		15,841,000	13,291,391
Petroleos Mexicanos 6.7% 2/16/2032		4,827,000	4,481,387
Petroleos Mexicanos 6.75% 9/21/2047		10,407,000	7,538,831
Petroleos Mexicanos 6.875% 10/16/2025		2,295,000	2,291,466
Petroleos Mexicanos 6.875% 8/4/2026		2,485,000	2,483,832
Petroleos Mexicanos 6.95% 1/28/2060		7,495,000	5,388,156
Petroleos Mexicanos 7.69% 1/23/2050		10,348,000	8,123,180
			47,219,080
Materials - 0.4%
Chemicals - 0.4%
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		1,965,000	1,449,187
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (c)		3,975,000	4,072,388
			5,521,575
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		2,805,000	2,892,656
Saavi Energia Sarl 8.875% 2/10/2035 (c)		4,410,000	4,590,810
			7,483,466
TOTAL MEXICO			66,692,252
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (c)		2,180,000	1,955,460
OCP SA 5.125% 6/23/2051 (c)		1,000,000	758,750
OCP SA 6.1% 4/30/2030 (c)		1,660,000	1,678,675
OCP SA 6.875% 4/25/2044 (c)		3,000,000	2,900,625
OCP SA 7.5% 5/2/2054 (c)		3,410,000	3,397,963

TOTAL MOROCCO			10,691,473
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (c)		944,000	922,760
IHS Holding Ltd 7.875% 5/29/2030 (c)		2,780,000	2,786,088
			3,708,848
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (c)		1,650,000	1,636,074
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		1,024,338	1,026,899
TOTAL NIGERIA			6,371,821
PANAMA - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		3,275,000	3,284,211
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		4,955,000	4,600,718
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		2,805,000	2,872,670
TOTAL COMMUNICATION SERVICES			10,757,599

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		1,230,000	867,765
TOTAL PANAMA			11,625,364
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		2,400,000	2,396,256
PERU - 0.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Camposol SA 6% 2/3/2027 (c)		2,340,000	2,286,180
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (c)		2,100,000	2,073,750
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		2,180,000	2,219,240
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		2,898,000	2,870,831
			7,163,821
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (c)		1,685,000	1,664,991
TOTAL PERU			11,114,992
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (c)		2,790,000	2,860,869
QATAR - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
QatarEnergy 2.25% 7/12/2031 (c)		3,295,000	2,877,721
QatarEnergy 3.125% 7/12/2041 (c)		5,805,000	4,271,203
QatarEnergy 3.3% 7/12/2051 (c)		7,160,000	4,833,895

TOTAL QATAR			11,982,819
SAUDI ARABIA - 3.1%
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		6,809,531	6,058,355
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		4,120,000	3,652,545
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		4,170,000	2,646,657
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		3,899,000	3,754,990
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		11,775,000	10,201,860
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		3,671,000	2,888,343
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		1,030,000	936,013
Saudi Arabian Oil Co 6.375% 6/2/2055 (b)		870,000	868,799
			31,007,562
Financials - 0.2%
Financial Services - 0.2%
Gaci First Investment Co 5% 10/13/2027 (b)		2,395,000	2,413,980
Industrials - 0.6%
Construction & Engineering - 0.6%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		1,265,000	1,276,069
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		2,330,000	2,325,049
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		2,260,000	2,323,563
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		1,685,000	1,740,832
TMS Issuer Sarl 5.78% 8/23/2032 (c)		1,670,000	1,718,555
			9,384,068
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		2,005,000	2,039,937
TOTAL SAUDI ARABIA			44,845,547
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		2,770,000	2,766,493
SOUTH AFRICA - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		4,940,000	4,192,825
Materials - 0.5%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026		5,555,000	5,443,900
Sasol Financing USA LLC 8.75% 5/3/2029 (c)		820,000	811,962
			6,255,862
Utilities - 0.3%
Electric Utilities - 0.3%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		3,515,000	3,554,544
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		1,310,000	1,372,225
			4,926,769
TOTAL SOUTH AFRICA			15,375,456
TURKEY - 0.5%
Financials - 0.3%
Banks - 0.3%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (c)		2,170,000	2,174,279
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		1,735,000	1,811,999
			3,986,278
Industrials - 0.2%
Building Products - 0.1%
Sisecam UK PLC 8.625% 5/2/2032 (c)		2,115,000	2,139,450
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (c)		1,355,000	1,411,747
TOTAL INDUSTRIALS			3,551,197

TOTAL TURKEY			7,537,475
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (c)		1,441,937	1,124,711
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (b)		1,821,224	1,753,292

TOTAL UKRAINE			2,878,003
UNITED ARAB EMIRATES - 2.5%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		4,215,000	3,817,209
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		8,100,000	6,864,750
			10,681,959
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		2,855,000	2,637,307
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		1,390,000	1,442,347
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		1,515,000	1,418,101
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (b)		570,000	525,112
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		1,715,000	1,642,027
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		3,040,000	2,772,480
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		1,620,000	1,683,779
			12,121,153
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(g)		3,505,000	3,563,709
Alpha Star Holding IX Ltd 7% 8/26/2028 (b)		1,980,000	2,005,700
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (b)		1,505,000	1,558,428
			7,127,837
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		2,460,000	1,884,975
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		1,740,000	1,730,638
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		2,850,000	2,723,546
			6,339,159
TOTAL UNITED ARAB EMIRATES			36,270,108
UZBEKISTAN - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		1,595,000	1,630,393
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (c)		2,875,000	2,919,563
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		1,410,000	1,441,739
Navoiyuran State Enterprise 6.7% 7/2/2030 (c)		2,185,000	2,177,352

TOTAL UZBEKISTAN			8,169,047
VENEZUELA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleos de Venezuela SA 12.75% (c)(f)		3,065,000	461,283
Petroleos de Venezuela SA 5.375% (b)(f)		6,115,000	767,433
Petroleos de Venezuela SA 5.5% (b)(f)		3,475,000	427,424
Petroleos de Venezuela SA 6% (c)(f)		15,840,000	2,003,760
Petroleos de Venezuela SA 6% (c)(f)		8,980,000	1,126,990
Petroleos de Venezuela SA 9.75% (c)(f)		12,585,000	1,802,172

TOTAL VENEZUELA			6,589,062
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		1,907,446	1,860,475
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $500,938,243)			456,753,723

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA/Cayman Island 5 year U.S. Treasury Index + 3.222%, 7.562% (c)(g)(i)(j)	1,910,000	1,959,952
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (c)(g)(j)	1,775,000	1,815,622
Banco de Credito e Inversiones SA 8.75% (c)(g)(j)	1,745,000	1,902,478

TOTAL CHILE		3,718,100
MEXICO - 0.9%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(g)(j)	3,300,000	3,371,959
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(g)(j)	1,195,000	1,221,813
		4,593,772
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (c)(g)(j)	5,290,000	5,312,394
Cemex SAB de CV 7.2% (c)(g)(j)	2,760,000	2,803,080
		8,115,474
TOTAL MEXICO		12,709,246
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(f)(g)(j)(k)	1,625,000	81,250
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (b)(g)(j)	1,965,000	1,932,544
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (b)(g)(j)	4,625,000	4,759,398
TOTAL PREFERRED SECURITIES (Cost $26,499,810)		25,160,490

U.S. Treasury Obligations - 3.1%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	12,474,000	8,778,578
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	9,912,000	8,198,695
US Treasury Bonds 3.625% 2/15/2053 (m)	3.96 to 5.06	4,641,000	3,788,579
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,357,626
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,624,911
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,798,961
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,251,657
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,704,789
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	3,007,015
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,999,642)			45,510,811

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $78,387,273)	4.32	78,371,599	78,387,273

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,532,091,720)	1,444,428,587
NET OTHER ASSETS (LIABILITIES) - 1.0%	14,510,669
NET ASSETS - 100.0%	1,458,939,256

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	619	Sep 2025	69,395,703	1,599,759	1,599,759

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira
UYU	-	Uruguay Peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $50,401,075 or 3.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $912,680,005 or 62.6% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Level 3 security
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,314,288.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,530,437	248,637,973	209,781,137	1,164,640	-	-	78,387,273	78,371,599	0.2%
Total	39,530,437	248,637,973	209,781,137	1,164,640	-	-	78,387,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Materials	2,147,674	-	2,147,674	-

Foreign Government and Government Agency Obligations	836,468,616	-	836,468,616	-

Non-Convertible Corporate Bonds
Communication Services	41,063,375	-	41,063,375	-
Consumer Discretionary	12,429,396	-	12,429,396	-
Consumer Staples	8,385,748	-	8,385,748	-
Energy	190,464,467	-	190,464,467	-
Financials	26,217,822	-	26,217,822	-
Industrials	27,263,110	-	27,263,110	-
Information Technology	4,540,792	-	4,540,792	-
Materials	96,678,094	-	96,678,094	-
Real Estate	7,127,837	-	7,127,837	-
Utilities	42,583,082	-	42,583,082	-

Preferred Securities
Financials	12,285,618	-	12,204,368	81,250
Industrials	4,759,398	-	4,759,398	-
Materials	8,115,474	-	8,115,474	-

U.S. Treasury Obligations	45,510,811	-	45,510,811	-

Money Market Funds	78,387,273	78,387,273	-	-
Total Investments in Securities:	1,444,428,587	78,387,273	1,365,960,064	81,250
Derivative Instruments:

Assets
Futures Contracts	1,599,759	1,599,759	-	-
Total Assets	1,599,759	1,599,759	-	-
Total Derivative Instruments:	1,599,759	1,599,759	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,599,759	0
Total Interest Rate Risk	1,599,759	0
Total Value of Derivatives	1,599,759	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,453,704,447)	$1,366,041,314
Fidelity Central Funds (cost $78,387,273)	78,387,273

Total Investment in Securities (cost $1,532,091,720)		$1,444,428,587
Receivable for investments sold		240,172
Receivable for fund shares sold		539,565
Interest receivable		24,197,428
Distributions receivable from Fidelity Central Funds		263,017
Receivable for daily variation margin on futures contracts		183,703
Total assets		1,469,852,472
Liabilities
Payable for investments purchased
Regular delivery	$5,796,129
Delayed delivery	3,980,529
Payable for fund shares redeemed	1,132,328
Distributions payable	274
Payable to investment adviser for expense reductions	2,570
Other payables and accrued expenses	1,386
Total liabilities		10,913,216
Net Assets		$1,458,939,256
Net Assets consist of:
Paid in capital		$1,753,322,322
Total accumulated earnings (loss)		(294,383,066)
Net Assets		$1,458,939,256
Net Asset Value, offering price and redemption price per share ($1,458,939,256 ÷ 180,198,986 shares)		$8.10
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$672,488
Interest		47,673,787
Income from Fidelity Central Funds		1,164,640
Income before foreign taxes withheld		$49,510,915
Less foreign taxes withheld		(190,613)
Total income		49,320,302
Expenses
Custodian fees and expenses	$7,123
Independent trustees' fees and expenses	2,637
Legal	32,352
Total expenses before reductions	42,112
Expense reductions	(28,261)
Total expenses after reductions		13,851
Net Investment income (loss)		49,306,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,643,165)
Foreign currency transactions	(218,180)
Futures contracts	(126,318)
Total net realized gain (loss)		(12,987,663)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	38,895,201
Assets and liabilities in foreign currencies	4,389
Futures contracts	2,228,540
Total change in net unrealized appreciation (depreciation)		41,128,130
Net gain (loss)		28,140,467
Net increase (decrease) in net assets resulting from operations		$77,446,918
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,306,451	$85,707,851
Net realized gain (loss)	(12,987,663)	(13,528,910)
Change in net unrealized appreciation (depreciation)	41,128,130	32,768,483
Net increase (decrease) in net assets resulting from operations	77,446,918	104,947,424
Distributions to shareholders	(43,012,082)	(77,300,052)

Share transactions
Proceeds from sales of shares	85,745,425	215,494,185
Reinvestment of distributions	42,995,456	77,300,052
Cost of shares redeemed	(85,749,797)	(224,579,109)

Net increase (decrease) in net assets resulting from share transactions	42,991,084	68,215,128
Total increase (decrease) in net assets	77,425,920	95,862,500

Net Assets
Beginning of period	1,381,513,336	1,285,650,836
End of period	$1,458,939,256	$1,381,513,336

Other Information
Shares
Sold	10,765,431	27,463,426
Issued in reinvestment of distributions	5,381,280	9,829,395
Redeemed	(10,785,229)	(28,400,452)
Net increase (decrease)	5,361,482	8,892,369

Financial Highlights
Fidelity® Series Emerging Markets Debt Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.90	$7.75	$7.34	$9.07	$9.54	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.278	.496	.524	.470	.456	.519
Net realized and unrealized gain (loss)	.165	.101	.353 C	(1.779)	(.515)	(.103)
Total from investment operations	.443	.597	.877	(1.309)	(.059)	.416
Distributions from net investment income	(.243)	(.447)	(.467)	(.421)	(.411)	(.476)
Total distributions	(.243)	(.447)	(.467)	(.421)	(.411)	(.476)
Net asset value, end of period	$8.10	$7.90	$7.75	$7.34	$9.07	$9.54
Total Return D,E	5.69%	7.89%	12.47%	(14.45)%	(.60)%	4.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.02%	-% I	-% I	-% I
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	7.07% H	6.29%	7.12%	6.12%	4.93%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,458,939	$1,381,513	$1,285,651	$1,160,867	$1,442,565	$1,456,242
Portfolio turnover rate J	25 % H	18%	22%	27%	29%	84%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 85.0%
		Principal Amount (a)	Value ($)
BRAZIL - 7.6%
Brazilian Federative Republic 10% 1/1/2027	BRL	38,000,000	6,634,841
Brazilian Federative Republic 10% 1/1/2029	BRL	34,000,000	5,742,244
Brazilian Federative Republic 10% 1/1/2031	BRL	12,000,000	1,938,396
Brazilian Federative Republic 10% 1/1/2033	BRL	19,450,000	3,043,817
Brazilian Federative Republic 10% 1/1/2035	BRL	5,500,000	834,690
Brazilian Federative Republic Treasury Bills 0% 1/1/2026 (b)	BRL	23,500,000	4,027,161
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	17,750,000	1,876,183
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	39,250,000	6,299,760
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	12,000,000	1,713,179
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	19,500,000	2,483,441
TOTAL BRAZIL			34,593,712
CHILE - 1.4%
Chilean Republic 4.7% 9/1/2030 (c)(d)	CLP	1,725,000,000	1,788,885
Chilean Republic 5% 3/1/2035	CLP	1,000,000,000	1,022,767
Chilean Republic 6% 1/1/2043	CLP	675,000,000	750,549
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	2,650,000,000	2,905,955
TOTAL CHILE			6,468,156
CHINA - 4.8%
Peoples Republic of China 1.88% 4/25/2055	CNY	16,000,000	2,232,040
Peoples Republic of China 2.04% 11/25/2034	CNY	25,500,000	3,659,873
Peoples Republic of China 2.57% 5/20/2054	CNY	14,500,000	2,297,298
Peoples Republic of China 2.68% 5/21/2030	CNY	23,500,000	3,454,912
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,253,195
Peoples Republic of China 3.12% 10/25/2052	CNY	17,750,000	3,077,016
Peoples Republic of China 3.81% 9/14/2050	CNY	14,450,000	2,751,412
TOTAL CHINA			21,725,746
COLOMBIA - 3.8%
Colombian Republic 5.75% 11/3/2027	COP	31,100,000,000	6,996,596
Colombian Republic 6% 4/28/2028	COP	1,850,000,000	406,431
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	984,762
Colombian Republic 7% 6/30/2032	COP	14,550,000,000	2,730,068
Colombian Republic 7.25% 10/18/2034	COP	5,250,000,000	935,722
Colombian Republic 7.25% 10/26/2050	COP	13,000,000,000	1,920,509
Colombian Republic 9.25% 5/28/2042	COP	16,650,000,000	3,122,958
TOTAL COLOMBIA			17,097,046
CZECH REPUBLIC - 4.4%
Czech Republic 0.95% 5/15/2030 (c)	CZK	175,750,000	7,328,059
Czech Republic 1.2% 3/13/2031	CZK	185,120,000	7,630,469
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	687,721
Czech Republic 1.95% 7/30/2037	CZK	38,500,000	1,406,853
Czech Republic 2% 10/13/2033	CZK	43,500,000	1,760,388
Czech Republic 2.75% 7/23/2029	CZK	26,000,000	1,193,233
TOTAL CZECH REPUBLIC			20,006,723
DOMINICAN REPUBLIC - 0.7%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	51,000,000	882,096
Dominican Republic 13.625% 2/3/2033 (d)	DOP	38,500,000	755,937
Dominican Republic 9.75% 6/5/2026 (c)	DOP	88,500,000	1,483,094
TOTAL DOMINICAN REPUBLIC			3,121,127
EGYPT - 1.1%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	601,431
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	197,891
Arab Republic of Egypt Treasury Bills 0% 12/9/2025 (b)	EGP	100,525,000	1,798,708
Arab Republic of Egypt Treasury Bills 0% 8/19/2025 (b)	EGP	118,725,000	2,299,399
TOTAL EGYPT			4,897,429
HUNGARY - 2.8%
Hungary Government 2% 5/23/2029	HUF	275,000,000	690,080
Hungary Government 2.25% 4/20/2033	HUF	680,000,000	1,460,942
Hungary Government 2.75% 12/22/2026	HUF	969,000,000	2,720,246
Hungary Government 3.25% 10/22/2031	HUF	742,000,000	1,814,501
Hungary Government 4.75% 11/24/2032	HUF	425,000,000	1,108,784
Hungary Government 6.75% 10/22/2028	HUF	1,653,000,000	4,914,690
TOTAL HUNGARY			12,709,243
INDIA - 6.6%
Republic of India 6.54% 1/17/2032	INR	264,000,000	3,123,641
Republic of India 6.67% 12/17/2050	INR	475,000,000	5,315,344
Republic of India 6.79% 10/7/2034	INR	355,000,000	4,251,353
Republic of India 7.1% 4/18/2029	INR	85,000,000	1,027,240
Republic of India 7.1% 4/8/2034	INR	175,000,000	2,128,792
Republic of India 7.17% 4/17/2030	INR	94,500,000	1,149,810
Republic of India 7.18% 7/24/2037	INR	396,500,000	4,823,062
Republic of India 7.18% 8/14/2033	INR	190,000,000	2,320,405
Republic of India 7.3% 6/19/2053	INR	340,500,000	4,074,974
Republic of India 7.32% 11/13/2030	INR	136,500,000	1,676,187
TOTAL INDIA			29,890,808
INDONESIA - 9.8%
Indonesia Government 6.375% 4/15/2032	IDR	51,500,000,000	3,146,933
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	4,011,715
Indonesia Government 6.5% 7/15/2030	IDR	46,750,000,000	2,901,998
Indonesia Government 6.625% 2/15/2034	IDR	89,000,000,000	5,474,219
Indonesia Government 6.875% 4/15/2029	IDR	24,500,000,000	1,540,776
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,828,038
Indonesia Government 7% 9/15/2030	IDR	16,250,000,000	1,026,700
Indonesia Government 7.125% 6/15/2038	IDR	34,000,000,000	2,141,049
Indonesia Government 7.125% 6/15/2042	IDR	24,750,000,000	1,540,119
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	684,745
Indonesia Government 7.5% 4/15/2040	IDR	58,250,000,000	3,751,178
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	6,013,582
Indonesia Government 8.25% 5/15/2036	IDR	51,000,000,000	3,494,047
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,380,645
Indonesia Government 8.375% 9/15/2026	IDR	66,750,000,000	4,225,296
TOTAL INDONESIA			44,161,040
MALAYSIA - 9.4%
Malaysia Government 2.632% 4/15/2031	MYR	5,000,000	1,139,601
Malaysia Government 3.519% 4/20/2028	MYR	31,250,000	7,493,248
Malaysia Government 3.582% 7/15/2032	MYR	20,500,000	4,923,018
Malaysia Government 3.757% 5/22/2040	MYR	5,000,000	1,188,260
Malaysia Government 3.828% 7/5/2034	MYR	23,300,000	5,665,905
Malaysia Government 3.885% 8/15/2029	MYR	13,000,000	3,156,829
Malaysia Government 4.054% 4/18/2039	MYR	9,000,000	2,214,274
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	4,072,089
Malaysia Government 4.127% 4/15/2032	MYR	2,000,000	494,520
Malaysia Government 4.18% 5/16/2044	MYR	5,000,000	1,251,632
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,147,917
Malaysia Government 4.504% 4/30/2029	MYR	9,750,000	2,416,319
Malaysia Government 4.642% 11/7/2033	MYR	4,250,000	1,092,145
Malaysia Government 4.696% 10/15/2042	MYR	9,700,000	2,563,465
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,191,437
Malaysia Government 4.762% 4/7/2037	MYR	8,750,000	2,283,600
Malaysia Government 4.893% 6/8/2038	MYR	2,000,000	531,930
TOTAL MALAYSIA			42,826,189
MEXICO - 8.6%
United Mexican States 10% 11/20/2036	MXN	10,000,000	560,129
United Mexican States 5.75% 3/5/2026	MXN	58,000,000	3,042,245
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	5,509,401
United Mexican States 7.5% 6/3/2027	MXN	59,250,000	3,120,915
United Mexican States 7.75% 11/13/2042	MXN	141,750,000	6,266,193
United Mexican States 7.75% 11/23/2034	MXN	42,500,000	2,068,321
United Mexican States 8% 7/31/2053	MXN	92,000,000	4,040,092
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,274,086
United Mexican States 8.5% 5/31/2029	MXN	249,750,000	13,275,967
TOTAL MEXICO			39,157,349
PERU - 1.8%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	544,132
Peruvian Republic 5.4% 8/12/2034	PEN	1,850,000	492,813
Peruvian Republic 6.15% 8/12/2032	PEN	3,750,000	1,092,817
Peruvian Republic 6.9% 8/12/2037	PEN	4,250,000	1,217,938
Peruvian Republic 6.95% 8/12/2031	PEN	11,500,000	3,523,366
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	1,750,000	537,772
Peruvian Republic 7.6% 8/12/2039 (c)(d)(e)	PEN	3,250,000	975,436
TOTAL PERU			8,384,274
POLAND - 4.8%
Republic of Poland 1.25% 10/25/2030	PLN	11,700,000	2,696,387
Republic of Poland 1.75% 4/25/2032	PLN	9,750,000	2,178,064
Republic of Poland 2.75% 10/25/2029	PLN	15,750,000	4,027,833
Republic of Poland 2.75% 4/25/2028	PLN	8,000,000	2,112,492
Republic of Poland 4.75% 7/25/2029	PLN	10,500,000	2,898,930
Republic of Poland 5% 10/25/2034	PLN	10,500,000	2,818,790
Republic of Poland 6% 10/25/2033	PLN	17,000,000	4,907,177
TOTAL POLAND			21,639,673
ROMANIA - 3.3%
Romanian Republic 3.25% 6/24/2026	RON	16,500,000	3,695,679
Romanian Republic 3.65% 9/24/2031	RON	4,500,000	851,002
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	446,914
Romanian Republic 4.75% 10/11/2034	RON	2,750,000	525,934
Romanian Republic 5% 2/12/2029	RON	24,700,000	5,305,143
Romanian Republic 6.7% 2/25/2032	RON	3,750,000	836,700
Romanian Republic 6.85% 7/29/2030	RON	5,000,000	1,132,188
Romanian Republic 7.2% 10/30/2033	RON	10,500,000	2,401,068
TOTAL ROMANIA			15,194,628
SOUTH AFRICA - 6.8%
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	2,082,360
South African Republic 7% 2/28/2031	ZAR	43,750,000	2,273,183
South African Republic 8% 1/31/2030	ZAR	141,750,000	7,869,532
South African Republic 8.25% 3/31/2032	ZAR	17,750,000	956,733
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	3,930,376
South African Republic 8.75% 2/28/2048	ZAR	156,250,000	7,079,803
South African Republic 8.875% 2/28/2035	ZAR	125,500,000	6,613,477
TOTAL SOUTH AFRICA			30,805,464
THAILAND - 4.9%
Kingdom of Thailand 1.585% 12/17/2035	THB	127,750,000	3,927,264
Kingdom of Thailand 1.6% 6/17/2035	THB	135,750,000	4,169,958
Kingdom of Thailand 2% 6/17/2042	THB	66,000,000	2,035,517
Kingdom of Thailand 2.8% 6/17/2034	THB	60,250,000	2,036,118
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,528,760
Kingdom of Thailand 3.3% 6/17/2038	THB	66,750,000	2,431,166
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,643,441
Kingdom of Thailand 3.45% 6/17/2043	THB	91,000,000	3,378,818
TOTAL THAILAND			22,151,042
TURKEY - 1.5%
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	447,151
Turkish Republic 12.6% 10/1/2025	TRY	47,000,000	1,103,211
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	629,331
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	399,816
Turkish Republic 26.2% 10/5/2033	TRY	61,500,000	1,443,563
Turkish Republic 30% 9/12/2029	TRY	55,250,000	1,296,860
Turkish Republic 31.08% 11/8/2028	TRY	27,500,000	658,877
Turkish Republic 36% 8/12/2026	TRY	35,000,000	856,924
TOTAL TURKEY			6,835,733
URUGUAY - 0.7%
Uruguay Republic 8.25% 5/21/2031	UYU	31,500,000	770,321
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	60,025,000	1,497,125
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	905,546
TOTAL URUGUAY			3,172,992
UZBEKISTAN - 0.2%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	13,410,000,000	1,075,137
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $376,969,094)			385,913,511

Non-Convertible Corporate Bonds - 2.6%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 2.6%
Financials - 2.6%
Banks - 1.9%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	234,500,000	2,786,336
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	75,000,000	870,125
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	914,044
Inter-American Development Bank 7% 1/25/2029	INR	170,000,000	2,011,455
Inter-American Development Bank 7.35% 10/6/2030	INR	170,000,000	2,047,071
			8,629,031
Financial Services - 0.7%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	550,000,000	978,024
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	172,000,000	2,043,023
			3,021,047
TOTAL FINANCIALS			11,650,078

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,882,799)			11,650,078

U.S. Treasury Obligations - 0.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (b)(g) (Cost $2,166,067)	4.20	2,200,000	2,165,902

Money Market Funds - 9.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $41,624,881)	4.32	41,616,558	41,624,881

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $432,642,841)	441,354,372
NET OTHER ASSETS (LIABILITIES) - 2.8%	12,514,037
NET ASSETS - 100.0%	453,868,409

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	6,442,000	USD	1,109,064	State Street Bank & Trust Co	7/31/25	67,776
CNY	12,060,000	USD	1,686,006	Bank of America NA	7/31/25	1,175
CNY	3,550,000	USD	496,018	Bank of America NA	7/31/25	623
CNY	123,506,000	USD	17,244,624	Goldman Sachs Bank USA	7/31/25	33,728
CNY	7,899,000	USD	1,104,910	State Street Bank & Trust Co	7/31/25	152
COP	9,552,500,000	USD	2,297,379	Citibank NA	7/31/25	31,273
COP	9,900,700,000	USD	2,380,846	Citibank NA	7/31/25	32,687
CZK	48,778,000	USD	2,243,419	Bank of America NA	7/31/25	82,650
CZK	48,789,000	USD	2,314,045	Bank of America NA	7/31/25	12,548
CZK	57,528,000	USD	2,604,989	State Street Bank & Trust Co	7/31/25	138,340
EUR	967,000	USD	1,118,182	Bank of America NA	7/31/25	23,298
HUF	787,314,000	USD	2,255,186	Bank of America NA	7/31/25	61,669
IDR	6,935,800,000	USD	420,481	BNP Paribas SA	7/31/25	6,223
IDR	32,083,400,000	USD	1,967,341	Royal Bank of Canada	7/31/25	6,494
IDR	36,174,200,000	USD	2,220,911	State Street Bank & Trust Co	7/31/25	4,598
INR	145,164,000	USD	1,669,991	BNP Paribas SA	7/31/25	21,629
INR	305,100,000	USD	3,556,980	BNP Paribas SA	7/31/25	(1,599)
INR	143,798,000	USD	1,676,593	Citibank NA	7/31/25	(890)
INR	98,225,000	USD	1,141,090	Royal Bank of Canada	7/31/25	3,543
KZT	583,296,000	USD	1,116,206	Citibank NA	7/31/25	(3,899)
MXN	22,805,000	USD	1,183,472	BNP Paribas SA	7/31/25	27,837
MXN	57,171,000	USD	2,997,277	Bank of America NA	7/31/25	39,414
MXN	26,370,000	USD	1,365,983	Bank of America NA	7/31/25	34,684
MXN	43,921,000	USD	2,247,886	JPMorgan Chase Bank NA	7/31/25	85,019
MYR	9,497,000	USD	2,255,070	Royal Bank of Canada	7/31/25	2,191
MYR	5,681,000	USD	1,344,615	Royal Bank of Canada	7/31/25	5,653
MYR	4,336,000	USD	1,031,767	Royal Bank of Canada	7/31/25	(1,180)
PEN	2,941,000	USD	805,422	Bank of America NA	7/31/25	24,160
PLN	10,556,000	USD	2,843,215	Bank of America NA	7/31/25	83,221
PLN	22,324,000	USD	6,000,898	Bank of America NA	7/31/25	187,978
PLN	6,168,000	USD	1,705,847	Bank of America NA	7/31/25	4,106
PLN	5,285,000	USD	1,396,242	Canadian Imperial Bank of Commerce	7/31/25	68,917
PLN	2,469,000	USD	658,348	State Street Bank & Trust Co	7/31/25	26,133
RON	7,220,000	USD	1,616,744	BNP Paribas SA	7/31/25	54,499
RON	5,347,000	USD	1,221,430	Citibank NA	7/31/25	16,263
SGD	8,502,000	USD	6,597,874	HSBC BANK USA	7/31/25	104,489
THB	630,214,000	USD	19,165,723	JPMorgan Chase Bank NA	7/31/25	298,457
THB	22,294,000	USD	687,861	JPMorgan Chase Bank NA	7/31/25	690
TRY	102,293,000	USD	2,484,453	Bank of America NA	7/31/25	19,532
TRY	106,270,000	USD	2,542,848	Goldman Sachs Bank USA	7/31/25	58,488
USD	3,870,968	BRL	21,300,000	Bank of America NA	7/31/25	(20,169)
USD	544,317	CLP	512,894,000	Royal Bank of Canada	7/31/25	(6,231)
USD	1,439,726	CLP	1,346,000,000	Royal Bank of Canada	7/31/25	(5,090)
USD	1,120,391	CNY	8,022,000	Bank of America NA	7/31/25	(1,878)
USD	3,367,226	CNY	24,114,000	Royal Bank of Canada	7/31/25	(6,296)
USD	6,276,933	COP	26,405,800,000	Royal Bank of Canada	7/31/25	(160,115)
USD	1,091,531	CZK	23,441,000	Bank of America NA	7/31/25	(26,297)
USD	2,128,244	CZK	46,154,000	Bank of America NA	7/31/25	(72,694)
USD	460,504	EGP	23,587,000	Bank of America NA	7/31/25	(9,945)
USD	1,135,271	EUR	967,000	BNP Paribas SA	7/31/25	(6,208)
USD	752,659	HUF	264,961,000	Canadian Imperial Bank of Commerce	7/31/25	(27,050)
USD	3,048,406	HUF	1,093,142,000	Goldman Sachs Bank USA	7/31/25	(168,419)
USD	1,114,147	IDR	18,200,700,000	Bank of America NA	7/31/25	(5,597)
USD	1,126,461	IDR	18,445,800,000	Bank of America NA	7/31/25	(8,361)
USD	1,087,036	IDR	17,760,000,000	Goldman Sachs Bank USA	7/31/25	(5,594)
USD	1,696,865	IDR	27,658,900,000	Goldman Sachs Bank USA	7/31/25	(4,766)
USD	739,890	IDR	12,063,900,000	State Street Bank & Trust Co	7/31/25	(2,306)
USD	1,272,374	INR	109,386,000	Bank of America NA	7/31/25	(2,319)
USD	567,494	INR	48,708,000	Bank of America NA	7/31/25	(109)
USD	922,209	INR	79,891,000	Royal Bank of Canada	7/31/25	(8,774)
USD	1,312,705	INR	112,571,000	Royal Bank of Canada	7/31/25	896
USD	480,505	INR	41,261,000	State Street Bank & Trust Co	7/31/25	(316)
USD	1,052,816	MXN	20,183,000	HSBC BANK USA	7/31/25	(19,223)
USD	738,363	MYR	3,117,000	Goldman Sachs Bank USA	7/31/25	(2,490)
USD	1,325,696	MYR	5,670,000	Goldman Sachs Bank USA	7/31/25	(21,958)
USD	2,159,569	MYR	9,249,000	Royal Bank of Canada	7/31/25	(38,747)
USD	662,359	PLN	2,393,300	Bank of America NA	7/02/25	(1,645)
USD	281,183	PLN	1,050,000	Canadian Imperial Bank of Commerce	7/31/25	(9,909)
USD	1,170,893	PLN	4,400,000	Citibank NA	7/31/25	(48,918)
USD	1,093,311	RON	4,801,000	BNP Paribas SA	7/31/25	(17,996)
USD	1,352,404	RON	6,086,000	BNP Paribas SA	7/31/25	(56,347)
USD	2,219,453	SGD	2,844,000	Bank of America NA	7/31/25	(22,551)
USD	2,187,983	SGD	2,811,000	Bank of America NA	7/31/25	(28,006)
USD	1,728,838	THB	56,294,000	JPMorgan Chase Bank NA	7/31/25	(9,804)
USD	3,056,389	THB	99,678,000	JPMorgan Chase Bank NA	7/31/25	(22,170)
USD	1,470,534	THB	48,160,000	JPMorgan Chase Bank NA	7/31/25	(16,889)
USD	2,356,348	TRY	97,164,000	Royal Bank of Canada	7/31/25	(22,087)
USD	1,844,495	ZAR	32,796,000	BNP Paribas SA	7/03/25	(7,844)
USD	1,946,231	ZAR	35,044,000	Bank of America NA	7/31/25	(28,568)
USD	1,395,846	ZAR	25,352,000	Canadian Imperial Bank of Commerce	7/31/25	(32,789)
USD	1,292,234	ZAR	23,226,000	Goldman Sachs Bank USA	7/31/25	(16,598)
USD	1,559,709	ZAR	28,432,000	State Street Bank & Trust Co	7/31/25	(42,491)
ZAR	45,389,000	USD	2,511,286	BNP Paribas SA	7/31/25	46,474
ZAR	26,701,000	USD	1,498,570	BNP Paribas SA	7/31/25	6,085
ZAR	29,645,000	USD	1,639,499	Canadian Imperial Bank of Commerce	7/31/25	31,056
ZAR	37,020,000	USD	2,080,619	Canadian Imperial Bank of Commerce	7/31/25	5,532

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						737,048
Unrealized Appreciation						1,760,180
Unrealized Depreciation						(1,023,132)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty	Maturity Date	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
7.49%	Quarterly	3M JIBAR(1)	Quarterly	CMEC	Jun 2030	ZAR	1,000,000	432	0	432

(1)Represents floating rate.
Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,259,895 or 4.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,963,985 or 1.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $251,048.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,243,522	102,581,343	100,199,984	523,161	-	-	41,624,881	41,616,558	0.1%
Total	39,243,522	102,581,343	100,199,984	523,161	-	-	41,624,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	385,913,511	-	385,913,511	-

Non-Convertible Corporate Bonds
Financials	11,650,078	-	11,650,078	-

U.S. Treasury Obligations	2,165,902	-	2,165,902	-

Money Market Funds	41,624,881	41,624,881	-	-
Total Investments in Securities:	441,354,372	41,624,881	399,729,491	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	1,760,180	-	1,760,180	-
Swaps	432	-	432	-
Total Assets	1,760,612	-	1,760,612	-

Liabilities
Forward Foreign Currency Contracts	(1,023,132)	-	(1,023,132)	-
Total Liabilities	(1,023,132)	-	(1,023,132)	-
Total Derivative Instruments:	737,480	-	737,480	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,760,180	(1,023,132)
Total Foreign Exchange Risk	1,760,180	(1,023,132)
Interest Rate Risk
Swaps (b)	432	0
Total Interest Rate Risk	432	0
Total Value of Derivatives	1,760,612	(1,023,132)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $391,017,960)	$399,729,491
Fidelity Central Funds (cost $41,624,881)	41,624,881

Total Investment in Securities (cost $432,642,841)		$441,354,372
Segregated cash with brokers for derivative instruments		2,035
Receivable for investments sold		5,598,699
Unrealized appreciation on forward foreign currency contracts		1,760,180
Receivable for fund shares sold		88,901
Dividends receivable		2,138
Reclaims receivable		328,271
Interest receivable		7,991,685
Distributions receivable from Fidelity Central Funds		89,434
Receivable for daily variation margin on centrally cleared swaps		112
Receivable from investment adviser for expense reductions		5,586
Other receivables		213
Total assets		457,221,626
Liabilities
Payable to custodian bank	$122,111
Payable for investments purchased	1,821,370
Unrealized depreciation on forward foreign currency contracts	1,023,132
Payable for fund shares redeemed	331,221
Other payables and accrued expenses	55,383
Total liabilities		3,353,217
Net Assets		$453,868,409
Net Assets consist of:
Paid in capital		$480,234,659
Total accumulated earnings (loss)		(26,366,250)
Net Assets		$453,868,409
Net Asset Value, offering price and redemption price per share ($453,868,409 ÷ 47,205,956 shares)		$9.61
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$14,840,354
Income from Fidelity Central Funds		523,161
Income before foreign taxes withheld		$15,363,515
Less foreign taxes withheld		(377,972)
Total income		14,985,543
Expenses
Custodian fees and expenses	$38,352
Independent trustees' fees and expenses	791
Total expenses before reductions	39,143
Expense reductions	(31,918)
Total expenses after reductions		7,225
Net Investment income (loss)		14,978,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,017)	(2,227,460)
Forward foreign currency contracts	(486,448)
Foreign currency transactions	104,135
Total net realized gain (loss)		(2,609,773)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $34,050)	36,614,747
Forward foreign currency contracts	895,415
Assets and liabilities in foreign currencies	543,515
Swaps	432
Total change in net unrealized appreciation (depreciation)		38,054,109
Net gain (loss)		35,444,336
Net increase (decrease) in net assets resulting from operations		$50,422,654
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,978,318	$29,214,152
Net realized gain (loss)	(2,609,773)	(6,852,331)
Change in net unrealized appreciation (depreciation)	38,054,109	(32,823,530)
Net increase (decrease) in net assets resulting from operations	50,422,654	(10,461,709)
Distributions to shareholders	-	(27,290,410)

Share transactions
Proceeds from sales of shares	22,090,743	64,228,884
Reinvestment of distributions	-	27,290,410
Cost of shares redeemed	(25,020,120)	(67,250,159)

Net increase (decrease) in net assets resulting from share transactions	(2,929,377)	24,269,135
Total increase (decrease) in net assets	47,493,277	(13,482,984)

Net Assets
Beginning of period	406,375,132	419,858,116
End of period	$453,868,409	$406,375,132

Other Information
Shares
Sold	2,482,780	6,995,994
Issued in reinvestment of distributions	-	3,089,406
Redeemed	(2,814,668)	(7,360,453)
Net increase (decrease)	(331,888)	2,724,947

Financial Highlights
Fidelity® Series Emerging Markets Debt Local Currency Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.55	$9.37	$8.69	$9.43	$10.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.316	.625	.598	.445	.439	.067
Net realized and unrealized gain (loss)	.744	(.853)	.564	(1.185)	(1.358)	.806
Total from investment operations	1.060	(.228)	1.162	(.740)	(.919)	.873
Distributions from net investment income	-	(.592)	(.482)	-	(.456)	(.063)
Distributions from net realized gain	-	-	-	-	(.005)	-
Total distributions	-	(.592)	(.482)	-	(.461)	(.063)
Net asset value, end of period	$9.61	$8.55	$9.37	$8.69	$9.43	$10.81
Total Return D,E	12.40%	(2.54)%	13.53%	(7.85)%	(8.56)%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H	.02%	.02%	.02%	.03%	.04% H
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-% H
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-%	-% H
Net investment income (loss)	7.07% H	6.87%	6.51%	5.17%	4.31%	3.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$453,868	$406,375	$419,858	$383,293	$483,309	$492,748
Portfolio turnover rate J	68 % H	46%	71%	53%	65%	17% K

AFor the period October 30, 2020 (commencement of operations) through December 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the Funds) are funds of Fidelity Hastings Street Trust (the Trust). Fidelity Series Emerging Markets Debt Local Currency Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrue expenses on the Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Emerging Markets Debt Fund	1,508,707,620	62,991,868	(125,671,142)	(62,679,274)
Fidelity Series Emerging Markets Debt Local Currency Fund	433,354,935	23,572,688	(14,835,771)	8,736,917

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Debt Fund	(27,598,883)	(196,537,569)	(224,136,452)
Fidelity Series Emerging Markets Debt Local Currency Fund	(12,284,007)	(26,213,405)	(38,497,412)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Emerging Markets Debt Fund
Interest Rate Risk
Futures Contracts	(126,318)	2,228,540
Total Interest Rate Risk	(126,318)	2,228,540
Totals	(126,318)	2,228,540
Fidelity Series Emerging Markets Debt Local Currency Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(486,448)	895,415
Total Foreign Exchange Risk	(486,448)	895,415
Interest Rate Risk
Swaps	-	432
Total Interest Rate Risk	-	432
Totals	(486,448)	895,847

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	171,767,385

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	185,271,036	162,484,840
Fidelity Series Emerging Markets Debt Local Currency Fund	131,439,011	127,774,725
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Debt Fund	.003%	18,519
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	31,918

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Debt Fund	9,742
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Emerging Markets Debt Fund
Fidelity Series Emerging Markets Debt Local Currency Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under each management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in each fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2028.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.924253.114
SED-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025